13F-HR

05/16/05

0001103804
@ddddd8d

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Smith
Title: Chief Financial Officer
Phone: 203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  May 16, 2005

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total: 1,988,531

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER	TITLE OF CLASS  	Cusip  	VALUEX($1000)	SHARES/PRN AMT	SH/PRN PUT/CALL  INVSTMT DISCRETN   OTHER MANAGERS
																	SOLE SHARED NONE
D	Accredited Home Lenders Hldg Co.	COMMON STOCK	00437P107	1010	27900	SH		SOLE		27900
D	Advanced Medical Optics	COMMON STOCK	00763M108	9740	269000	SH		SOLE		269000
D	Affiliated Managers Group	COMMON STOCK	008252108	49816	803100	SH		SOLE		803100
D	Alliance Capital Management	COMMON STOCK	01855A101	25727	545652	SH		SOLE		545652
D	Alvarion Limited	ADRS STOCKS	M0861T100	14902	1558800	SH		SOLE		1558800
D	American Tower -CL A	COMMON STOCK	029912201	55807	3061300	SH		SOLE		3061300
D	Ameritrade Holding Corp - CL A	COMMON STOCK	03074K100	21594	2115000	SH		SOLE		2115000
D	Assurant Inc.	COMMON STOCK	04621X108	11983	355600	SH		SOLE		355600
D	Axis Capital Holdings LTD	COMMON STOCK	G0692U109	29527	1092000	SH		SOLE		1092000
D	Bed Bath & Beyond	COMMON STOCK	075896100	12058	330000	SH		SOLE		330000
D	Career Education Corp.	COMMON STOCK	141665109	56141	1638700	SH		SOLE		1638700
D	Carnival Corp.	COMMON STOCK	143658300	130923	2527000	SH		SOLE		2527000
D	Cigna Corp.	COMMON STOCK	125509109	1455	16300	SH		SOLE		16300
D	Clear Channel Communications	COMMON STOCK	184502102	100218	2907400	SH		SOLE		2907400
D	CMGI Inc.	COMMON STOCK	125750109	2	1463	SH		SOLE		1463
D	Computer Associates Intl Inc	COMMON STOCK	204912109	19241	710000	SH		SOLE		710000
D	Costco Wholesale Corp	COMMON STOCK	22160K105	3980	90100	SH		SOLE		90100
D	Countrywide Financial Corp.	COMMON STOCK	222372104	66633	2052798	SH		SOLE		2052798
D	Cyberonics	COMMON STOCK	23251P102	7773	176000	SH		SOLE		176000
D	Cytyc Corporation	COMMON STOCK	232946103	5223	227000	SH		SOLE		227000
D	Dell Computer Corp.	COMMON STOCK	24702R101	162804	4237500	SH		SOLE		4237500
D	Dollar General	COMMON STOCK	256669102	134119	6121400	SH		SOLE		6121400
D	Doral Financial Corp.	COMMON STOCK	25811P100	6886	314600	SH		SOLE		314600
D	Exxon Mobil Corp.	COMMON STOCK	30231G102	15138	254000	SH		SOLE		254000
D	Federated Department Stores	COMMON STOCK	31410H101	18099	284400	SH		SOLE		284400
D	Fidelity National Finl Inc	COMMON STOCK	316326107	27478	834200	SH		SOLE		834200
D	Fieldstone Investments Corp	COMMON STOCK	31659U300	7174	494100	SH		SOLE		494100
D	First American Corporation	COMMON STOCK	318522307	3409	103500	SH		SOLE		103500
D	FTD Group Inc	COMMON STOCK	30267U108	32002	2640500	SH		SOLE		2640500
D	Google Inc.	COMMON STOCK	38259P508	53069	294000	SH		SOLE		294000
D	GTECH Holdings Corp.	COMMON STOCK	400518106	25588	1087500	SH		SOLE		1087500
D	HILB Rogal & Hobbs Co	COMMON STOCK	431294107	3128	87400	SH		SOLE		87400
D	Home Depot Inc.	COMMON STOCK	437076102	99622	2605200	SH		SOLE		2605200
D	Homebanc Corp	COMMON STOCK	43738R109	1582	179000	SH		SOLE		179000
D	Interstate Bakeries	COMMON STOCK	46072H108	2262	383400	SH		SOLE		383400
D	Invacare Corp	COMMON STOCK	461203101	1709	38300	SH		SOLE		38300
D	Kohls Corp	COMMON STOCK	500255104	119384	2312300	SH		SOLE		2312300
D	Krispy Kreme Doughnuts Inc	COMMON STOCK	501014104	2530	331600	SH		SOLE		331600
D	Lennar Corp-CL A	COMMON STOCK	526057104	25080	442500	SH		SOLE		442500
D	Lexmark International Inc.	COMMON STOCK	529771107	33907	424000	SH		SOLE		424000
D	Medtronic Inc.	COMMON STOCK	585055106	10393	204000	SH		SOLE		204000
D	MI Developments Inc - Cl A	COMMON STOCK	55304X104	895	28200	SH		SOLE		28200
D	Morgan Stanley Dean Witer	COMMON STOCK	617446448	23358	408000	SH		SOLE		408000
D	News Corp Inc - Class A	COMMON STOCK	65248E104	84199	4976316	SH		SOLE		4976316
D	Nike Inc. CL B	COMMON STOCK	654106103	2590	31100	SH		SOLE		31100
D	Nokia  Corp - Spon ADR	ADRS STOCKS	654902204	18284	1185000	SH		SOLE		1185000
D	Omnicare Inc	COMMON STOCK	681904108	14995	423000	SH		SOLE		423000
D	PalmOne Inc.	COMMON STOCK	69713P107	1291	50899	SH		SOLE		50899
D	PalmSource Inc.	COMMON STOCK	697154102	142	15768	SH		SOLE		15768
D	PranaWTS8.004/09	ADRS STOCKS	739990968	0	150000	SH		SOLE		150000
D	Pulte Homes Inc	COMMON STOCK	745867101	32912	447000	SH		SOLE		447000
D	QQQQ Put 37 June 05	Put	6311001RK	9537	70650	SH		SOLE		70650
D	Royal Caribbean Cruises Ltd	COMMON STOCK	V7780T103	2516	56300	SH		SOLE		56300
D	Seagate Technology	COMMON STOCK	G7945J104	20566	1052000	SH		SOLE		1052000
D	Spectrasite Inc.	COMMON STOCK	84761M104	35622	614500	SH		SOLE		614500
D	Sprint Corp.	COMMON STOCK	852061100	31895	1402000	SH		SOLE		1402000
D	Stericycle	COMMON STOCK	858912108	21777	492700	SH		SOLE		492700
D	Strayer Education Inc.	COMMON STOCK	863236105	51744	456620	SH		SOLE		456620
D	Suntrust Banks Inc	COMMON STOCK	867914103	29310	406700	SH		SOLE		406700
D	Telus Corp.	COMMON STOCK	87971M103	27223	700000	SH		SOLE		700000
D	The Cooper Cos Inc	COMMON STOCK	216648402	9695	133000	SH		SOLE		133000
D	Toll Brothers Inc.	COMMON STOCK	889478103	24837	315000	SH		SOLE		315000
D	US Bancorp	COMMON STOCK	902973304	14871	516000	SH		SOLE		516000
D	Webster Financial Corp	COMMON STOCK	947890109	7955	175200	SH		SOLE		175200
D	"Wellpoint, Inc."	COMMON STOCK	94973V107	53424	426200	SH		SOLE		426200
D	Williams-Sonoma Inc.	COMMON STOCK	969904101	59777	1626600	SH		SOLE		1626600

S REPORT SUMMARY 66 DATA RECORDS 1,988,531
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.